Expense Example - FidelitySeriesAll-SectorEquityFund-PRO - FidelitySeriesAll-SectorEquityFund-PRO - Fidelity Series All-Sector Equity Fund - Fidelity Series All-Sector Equity Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none